Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 14, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Small/Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Renaissance Large Cap Growth Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

AMG TimesSquare Emerging Markets Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG Managers Skyline Special Equities Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Managers Skyline Special Equities Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun U.S. Equity Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG FUNDS

AMG Systematic Mid Cap Value Fund

Supplement dated March 14, 2019 to the Prospectus, dated July 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Mid Cap Value Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Systematic Mid Cap Value Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG TimesSquare Global Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 16, 2018

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG TimesSquare Global Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG FUNDS

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

AMG Yacktman Focused Fund – Security Selection Only

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG GW&K Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG GW&K Municipal Bond Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG GW&K Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG GW&K Small Cap Core Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG GW&K Municipal Enhanced Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG GW&K Municipal Enhanced Yield Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG GW&K SMALL/MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG GW&K Small/Mid Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG GW&K Municipal Bond Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, and AMG GW&K Small/Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Renaissance Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Funds – AMG Renaissance Large Cap Growth Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG TimesSquare Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG TimesSquare Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG TimesSquare Mid Cap Growth Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG TimesSquare International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG TimesSquare International Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG TimesSquare Emerging Markets Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG TimesSquare Emerging Markets Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018 and

March 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, and AMG TimesSquare Emerging Markets Small Cap Fund (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Managers Skyline Special Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Managers Skyline Special Equities Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Skyline Special Equities Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Managers Skyline Special Equities Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG SouthernSun Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG SouthernSun Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG SouthernSun U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG SouthernSun U.S. Equity Fund

Supplement dated March 14, 2019 to the Prospectus, dated February 1, 2019

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun U.S. Equity Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG SouthernSun U.S. Equity Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the tables or Expense Example below.

AMG Systematic Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Systematic Mid Cap Value Fund

Supplement dated March 14, 2019 to the Prospectus, dated July 1, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Systematic Mid Cap Value Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG Systematic Mid Cap Value Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG TimesSquare Global Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG TimesSquare Global Small Cap Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 16, 2018

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Global Small Cap Fund (the “Fund”), a series of AMG Funds, contained in the Fund’s Prospectus (the “Prospectus”), dated as noted above.

Effective immediately, the Prospectus is revised as follows:

The first paragraph of the section under “Summary of the Fund – AMG TimesSquare Global Small Cap Fund” titled “Fees and Expenses of the Fund” on page 3 is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Yacktman Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Yacktman Focused Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Yacktman Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Yacktman Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Yacktman Special Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Yacktman Special Opportunities Fund

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.

AMG Yacktman Focused Fund - Security Selection Only
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AMG FUNDS

AMG Yacktman Focused Fund – Security Selection Only

Supplement dated March 14, 2019 to the Prospectus, dated May 1, 2018, as supplemented October 1, 2018 and

December 10, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, and AMG Yacktman Focused Fund – Security Selection Only (each, a “Fund,” and collectively, the “Funds”), each a series of AMG Funds, contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is revised as follows:

With respect to each Fund, the first paragraph of the section under “Summary of the Funds” titled “Fees and Expenses of the Fund” is deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.